Long-Term Debt, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Summary of total debt due to unrelated parties
Fair value of SAFE notes
(in thousands)
:

	Fair Value at
	June 30, 2023	December 31, 2022
SAFE note with LamVen, a related party	$10,302	$5,403
SAFE note with LamJam, a related party	9,520	—
SAFE note with Park Lane, a related party	10,302	5,403
SAFE note with iHeart Media	13,736	7,203
SAFE note with Palantir	12,362	6,484
SAFE note with a private investor	137	72
SAFE note with a private investor	343	—
SAFE-T	143	149

Total	$56,845	$24,714
Less: SAFE notes at fair value, current	$(46,844)	$(149)

SAFE notes at fair value, long term	$10,001	$24,565

Southern Airways Corporation
Debt Instrument [Line Items]
Summary of total debt due to unrelated parties
The Company’s total debt due to unrelated parties consist of the following
(in thousands)
:

	June 30, 2023	December 31, 2022
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025	$778	$874
Note payable to Textron, fixed interest rate of 7.60%, due November 2024	400	532
Note payable to bank, fixed interest rate of 4.65%, due November 2025	20	23
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026	224	251
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027	17,215	19,081
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032	3,545	3,684

Long-term debt, gross	22,182	24,445
Current maturities of long-term debt	(1,985)	(1,980)
Less: debt issuance costs	(973)	(1,190)

Long-term debt, net of current maturities	$19,224	$21,275

The Company’s total debt due to unrelated parties consist of the following
(in thousands)
:

	December 31,
	2022	2021
Note payable to U.S. Government, interest rate of 6.5% plus LIBOR adjustment, due October 2025	$—	$1,839
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025	874	1,058
Note payable to Textron, fixed interest rate of 7.60%, due November 2024	532	781
Note payable to bank, fixed interest rate of 4.65%, due November 2025	23	31
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026	251	306
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027	19,081	—
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032	3,684	—

Long-term debt, gross	24,445	4,015
Current maturities of long-term debt	(1,980)	(497)
Less: debt issuance costs	(1,190)	(50)

Long-term debt, net of current maturities	$21,275	$3,468

Summary of total debt is recorded on the consolidated balance sheet
Total debt is recorded on the Condensed Consolidated Balance Sheet as follows
(in thousands)
:

	June 30, 2023	December 31, 2022
Long-term debt, gross	$22,182	$24,445
Due to related party (See Note 15, Related Party Transactions )	6,532	4,239

Total debt, gross	$28,714	$28,684

Total debt is recorded on the Consolidated Balance Sheet
as
follows
(in thousands)
:

	December 31,
	2022	2021
Long-term debt, gross	$24,445	$4,015
Due to related party (See Note 18, Related Party Transactions )	4,239	4,938

Total debt, gross	$28,684	$8,953

Summary of future maturities of total debt	Future maturities of total debt as of June 30, 2023 are as follows (in thousands) :

Amount
Remainder of 2023	$1,631
2024	5,591
2025	3,252
2026	2,946
2027	12,934
Thereafter	2,360

Total	$28,714

Future maturities of total debt are as follows (in thousands):

Amount
2023	$2,973
2024	3,171
2025	3,308
2026	3,007
Thereafter	16,225

Total	$28,684